Expense Example {- Templeton Foreign VIP Fund} - FTVIP Class 1-59 - Templeton Foreign VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 87
3 years	276
5 years	480
10 years	$ 1,072